TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of intangible	$ 137	$ 329	$ 325
Capitalization of borrowing costs	966
Assets received in total or partial settlement of payment obligations of debtors	$ 35,874	$ 114,331	6,895
Gross carrying amount | Pizano
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment			(114,099)
Gross carrying amount | Investment property [member] | Pizano
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, net, property, plant and equipment			3,064
Gross carrying amount | Biological assets [member] | Pizano
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment			$ (4,225)